Mortgage Loans at Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Reconciliation of Changes in Mortgage Loans at Fair Value

The change in fair value adjustment is recorded in the “Loan production income” line item of the consolidated statement of operations.

(In thousands)	December 31, 2020	December 31, 2019
Mortgage loans, unpaid principal balance	$7,620,014	$5,309,394
Premiums paid on mortgage loans	101,949	88,913
Fair value adjustment	194,552	48,003

Mortgage loans at fair value	$7,916,515	$5,446,310